PROPERTY, PLANT AND EQUIPMENT - Rollforward Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,684.8
Additions other than through business combinations, property, plant and equipment	384.6	$ 273.7
Ending balance	6,775.2	6,684.8
Construction in progress	253.8
Property, plant and equipment not being depreciated	3,569.5	3,358.2
Property, plant and equipment (Note 22)	6,775.2	6,684.8
Additions other than through business combinations, property, plant and equipment	384.6	273.7
Property, plant and equipment not being depreciated	3,569.5	3,358.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,681.5	11,774.6
Additions other than through business combinations, property, plant and equipment	382.4	273.9
Reclassification, transfers and other non-cash movements	173.1	741.1
Reclassified as held for sale and disposals	(36.6)	(108.1)
Ending balance	13,200.4	12,681.5
Property, plant and equipment (Note 22)	13,200.4	12,681.5
Additions other than through business combinations, property, plant and equipment	382.4	273.9
Reclassification, transfers and other non-cash movements	173.1	741.1
Disposals and held for sale, property, plant and equipment	36.6	108.1
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,996.7)	(5,821.7)
DDA	(456.1)	(403.7)
Impairment and impairment reversal		191.0
Reclassified as held for sale and disposals	27.6	37.7
Ending balance	(6,425.2)	(5,996.7)
Property, plant and equipment (Note 22)	(6,425.2)	(5,996.7)
Disposals and held for sale, property, plant and equipment	(27.6)	(37.7)
Depreciation, property, plant and equipment	456.1	403.7
Reclassified as held for sale (Note 6)		(191.0)
Land, building, plant & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	653.8
Ending balance	661.8	653.8
Construction in progress	2.2
Property, plant and equipment not being depreciated	0.0	0.0
Property, plant and equipment (Note 22)	661.8	653.8
Property, plant and equipment not being depreciated	0.0	0.0
Land, building, plant & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,912.4	1,868.9
Additions other than through business combinations, property, plant and equipment	73.1	68.7
Reclassification, transfers and other non-cash movements	63.3	19.4
Reclassified as held for sale and disposals	(33.0)	(44.6)
Ending balance	2,015.8	1,912.4
Property, plant and equipment (Note 22)	2,015.8	1,912.4
Additions other than through business combinations, property, plant and equipment	73.1	68.7
Reclassification, transfers and other non-cash movements	63.3	19.4
Disposals and held for sale, property, plant and equipment	33.0	44.6
Land, building, plant & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,258.6)	(1,042.6)
DDA	(123.0)	(139.7)
Impairment and impairment reversal		(114.0)
Reclassified as held for sale and disposals	27.6	37.7
Ending balance	(1,354.0)	(1,258.6)
Property, plant and equipment (Note 22)	(1,354.0)	(1,258.6)
Disposals and held for sale, property, plant and equipment	(27.6)	(37.7)
Depreciation, property, plant and equipment	123.0	139.7
Reclassified as held for sale (Note 6)		114.0
Development projects and Exploration & evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,702.4
Ending balance	2,879.5	2,702.4
Construction in progress	131.1
Property, plant and equipment not being depreciated	2,879.5	2,702.4
Property, plant and equipment (Note 22)	2,879.5	2,702.4
Property, plant and equipment not being depreciated	2,879.5	2,702.4
Development projects and Exploration & evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,475.1	2,839.2
Additions other than through business combinations, property, plant and equipment	51.6	17.8
Reclassification, transfers and other non-cash movements	129.0	681.6
Reclassified as held for sale and disposals	(3.5)	(63.5)
Ending balance	3,652.2	3,475.1
Property, plant and equipment (Note 22)	3,652.2	3,475.1
Additions other than through business combinations, property, plant and equipment	51.6	17.8
Reclassification, transfers and other non-cash movements	129.0	681.6
Disposals and held for sale, property, plant and equipment	3.5	63.5
Development projects and Exploration & evaluation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(772.7)	(772.7)
DDA	0.0	0.0
Impairment and impairment reversal		0.0
Reclassified as held for sale and disposals	0.0	0.0
Ending balance	(772.7)	(772.7)
Property, plant and equipment (Note 22)	(772.7)	(772.7)
Disposals and held for sale, property, plant and equipment	0.0	0.0
Depreciation, property, plant and equipment	0.0	0.0
Reclassified as held for sale (Note 6)		0.0
Operating Mine mineral interests
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,328.8
Ending balance	3,234.1	3,328.8
Construction in progress	120.5
Property, plant and equipment not being depreciated	690.0	655.8
Property, plant and equipment (Note 22)	3,234.1	3,328.8
Property, plant and equipment not being depreciated	690.0	655.8
Operating Mine mineral interests | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,294.1	7,066.6
Additions other than through business combinations, property, plant and equipment	257.7	187.4
Reclassification, transfers and other non-cash movements	(19.2)	40.1
Reclassified as held for sale and disposals	(0.1)	0.0
Ending balance	7,532.5	7,294.1
Property, plant and equipment (Note 22)	7,532.5	7,294.1
Additions other than through business combinations, property, plant and equipment	257.7	187.4
Reclassification, transfers and other non-cash movements	(19.2)	40.1
Disposals and held for sale, property, plant and equipment	0.1	0.0
Operating Mine mineral interests | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,965.3)	(4,006.3)
DDA	(333.1)	(264.0)
Impairment and impairment reversal		305.0
Reclassified as held for sale and disposals	0.0	0.0
Ending balance	(4,298.4)	(3,965.3)
Property, plant and equipment (Note 22)	(4,298.4)	(3,965.3)
Disposals and held for sale, property, plant and equipment	0.0	0.0
Depreciation, property, plant and equipment	$ 333.1	264.0
Reclassified as held for sale (Note 6)		$ (305.0)